Operating Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
Remainder of 2026	¥ 4,177,500	$ 27,118
2027	8,355,000	54,236
2028	2,785,000	18,079
Total lease payment	15,317,500	99,433
Less imputed interest	(403,457)	(2,620)
Present value of operating lease liabilities	14,914,043	96,813
Less: current obligation	(8,040,067)	(52,191)	¥ (2,775,741)
Long-term obligation on October 31, 2025	¥ 6,873,976	$ 44,622